Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss	$ (3,672,055)	$ (8,727,298)	$ (6,581,024)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	517,431	485,734	508,785
Loss from disposal of property, plant and equipment	2,948	3,958	114
(Reversal) allowance for credit loss	(113,454)	131,581
Allowance (reversal) of inventory reserve		50,651	(49,166)
Deferred income tax expense		606,704	1,567,656
Impairment of prepayments for construction in progress	481,109
Changes in operating assets and liabilities:
Accounts receivable	(168,958)	(1,547,834)	4,718,118
Inventory, net	(474,633)	1,643,131	(1,183,823)
Advance to suppliers, net	(1,505,691)	(769,911)	(170,016)
Other receivable	3,299,589	(158,011)	391,568
Prepaid expenses and other current assets	789,964	(792,675)	696,147
Deferred tax assets			(947,964)
Prepaid expenses-related party, non-current		36,321
Accounts payable	(3,132,705)	143,747	1,641,426
Contract liabilities	40,180
Taxes payable	(324,530)	554,425	280,939
Other payable	(706,074)	(1,135,739)	73,966
Accrued expenses and other current liabilities	(85,440)	(31,467)	170,049
Net cash (used in) provided by operating activities	(5,052,319)	(9,506,683)	1,116,775
Cash flows from investing activities
Purchases of property, plant and equipment	(266,771)	(208,320)	(44,169)
Prepayments for construction in progress		(37,478)
Purchase of intangible asset	(80,416)	(117,291)
Proceeds from disposal of property, plant and equipment	5,380	1,804
Net cash used in investing activities	(341,807)	(361,285)	(44,169)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	15,000,000	24,999,992
Proceeds from bank loans	7,057,192	7,787,016	5,671,104
Repayment of bank loans	(5,698,440)	(5,552,240)	(3,969,773)
Proceeds from related parties borrowings	3,213,428	9,530,378	3,536,126
Repayments of related parties borrowings	(9,846,050)	(2,810,821)	(6,628,103)
Net cash provided by (used in) financing activities	9,726,130	33,954,325	(1,390,646)
Effect of exchange rate changes on cash	(237,672)	126,089	(108,171)
Net increase (decrease) in cash	4,094,332	24,212,446	(426,211)
Cash, beginning of year	29,497,693	5,285,247	5,711,458
Cash, end of year	33,592,025	29,497,693	5,285,247
Supplemental disclosure information
Cash paid for interest	289,385	304,516	190,184
Cash paid for income tax			863,800
Non-cash investing and financing activity
Obtaining property, plant and equipment	$ 282,204	$ 342,478